Liability related to warrants - Additional Information (Details) - USD ($)									1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 11, 2022	Oct. 06, 2022	Jun. 24, 2022	Jun. 23, 2022	Mar. 30, 2022	Mar. 14, 2022	Feb. 19, 2021	Oct. 22, 2020	Aug. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Jan. 12, 2023	Mar. 31, 2020
Class Of Warrant Or Right [Line Items]
Number of warrants issued											3,891,052		1,428,574	497,355
Gross proceeds from the issuance of shares and warrants through a Direct Offering				$ 5,000,002,000,000		$ 8,000,000
Exercise price of warrants									$ 2.32	$ 13.24	$ 13.24		$ 28.64
Residual amount allocated											$ 2,126,955
Change in fair value of warrant liability													$ 1,572,299
Warrants and rights outstanding										$ 2,820,025	2,820,025	$ 3,270,262	5,570,530	$ 10,462,137		$ 10,462,137
Warrants exercised (shares)									384,446
Warrants exercised									$ 1,769,000	1,769,000	1,769,000
Subsequent Event [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants issued	6,417,114
Shares issued during period, shares	3,208,557			1,300,000
Class of warrant or right, number of securities called by warrants or rights				2,591,052
Combined offering price				$ 2.57
Gross proceeds from the issuance of shares and warrants through a Direct Offering				$ 5,000,000
Exercise price of warrants	$ 1.62			$ 2.32											$ 0.53
Private Placement
Class Of Warrant Or Right [Line Items]
Number of shares exercisable for common share														1
Gross proceeds from the issuance of shares and warrants through a Direct Offering													0	$ 35,300,844
Exercise price of warrants														$ 78.75
Gross proceeds from offering														$ 35,000,000
Total issue costs						$ 636,847				$ 465,211	$ 465,211			2,081,879
Warrants and rights outstanding														11,831,000
Common Shares
Class Of Warrant Or Right [Line Items]
Shares issued during period, shares				1,300,000		528,572
Number of shares exercisable for common share				1		1
Residual amount allocated													306,868
Prefunded Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued				645,526		185,715
Exercise price of warrants				$ 0.0001		$ 0.0035
Residual amount allocated													$ 107,818
Gross proceeds from offering			$ 65		$ 650
Series A Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights						714,286
Exercise price of warrants						$ 11.2				$ 11.2	$ 11.2		$ 11.2
Change in fair value of warrant liability											$ 2,728,178
Warrants expiring date										Sep. 14, 2027	Sep. 14, 2027		Sep. 14, 2027
Warrants and rights outstanding										$ 406,220	$ 406,220		$ 3,270,816
Series A Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units						714,286
Series A Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability													$ 4,757,559
Series B Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights						714,286
Combined offering price						$ 11.2
Exercise price of warrants										$ 11.2	$ 11.2		$ 11.2
Change in fair value of warrant liability											$ 1,571,237
Warrants expiring date										Mar. 14, 2028	Mar. 14, 2028		Mar. 14, 2028
Warrants and rights outstanding										$ 52,029	$ 52,029		$ 1,683,241
Series B Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units						714,286
Series B Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability													$ 2,857,755
Series C Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights				1,945,526					201,207
Exercise price of warrants										$ 2.32	$ 2.32
Warrant exercisable term											5 years
Change in fair value of warrant liability											$ 1,881,806
Warrants expiring date										Jun. 23, 2027	Jun. 23, 2027
Warrants and rights outstanding										$ 1,678,046	$ 1,678,046
Series C Warrants | Subsequent Event [Member]
Class Of Warrant Or Right [Line Items]
Class of warrants or rights for which termination date has been extended		972,763
Extended termination date		2 years
Series C Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability										$ 4,046,836	$ 4,046,836
Series D warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights				1,945,526					972,763
Exercise price of warrants										$ 2.32	$ 2.32
Warrant exercisable term											2 years
Combined offering price of warrants				$ 2.57
Change in fair value of warrant liability											$ 979,006
Warrants expiring date										Jun. 24, 2024	Jun. 24, 2024
Warrants and rights outstanding										$ 646,020	$ 646,020
Series D warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability										$ 3,080,121	$ 3,080,121
2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued								300,926
Exercise price of warrants								$ 78.75		$ 78.75	$ 78.75		$ 78.75
Residual amount allocated								$ 23,169,000
Change in fair value of warrant liability											$ 279,056	4,279,268	$ 5,877,802	5,893,160
Warrants expiring date								Oct. 22, 2025		Oct. 22, 2025	Oct. 22, 2025		Oct. 22, 2025
Warrants and rights outstanding								$ 11,831,000		$ 19,058	$ 19,058	1,918,483	$ 309,769	6,174,137
2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued							196,429
Exercise price of warrants							$ 78.75			$ 78.75	$ 78.75		$ 78.75
Residual amount allocated							$ 48,711,002
Change in fair value of warrant liability											$ 276,527	2,951,956	$ 3,990,948	1,976,093
Warrants expiring date							Aug. 19, 2026			Aug. 19, 2026	Aug. 19, 2026		Aug. 19, 2026
Warrants and rights outstanding							$ 6,288,998			$ 18,652	$ 18,652	$ 1,351,779	$ 306,704	$ 4,288,000